COMMON STOCK (Detail Textuals 1) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended				2 Months Ended	5 Months Ended	6 Months Ended
	Sep. 30, 2012	Dec. 31, 2008	Dec. 31, 2007	Mar. 04, 2011 Consultant	Jan. 31, 2012 Consultant	Sep. 30, 2011 New Investors	Jan. 31, 2012 Investor Relations Consultant	Mar. 31, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued	68,480					130,438		25,712	17,705	25,063	244,216	111,175	193,442
Proceeds from issuance of common stock	$ 1,267,540					$ 265,000		$ 25,000	$ 25,000	$ 40,000		$ 230,000	$ 165,000
Number of shares issued for services	1,994			15,000	1,994		15,000
Proceeds from issuance of common stock	3,248	7,501	750	6,750	3,250		15,000
Equity purchase agreement commitment fees											$ 300,000